INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Federal:
Current	$ 1,366,578	$ 859,716
Deferred	125,033	(607,705)
Total Federal	1,491,611	252,011
State:
Current	484,310	301,650
Deferred	69,113	(118,579)
Total State	553,423	183,071
Total income tax expense	2,045,034	435,082
Components of income tax expense differed from the maximum statutory federal rate
Maximum statutory federal rate (as a percent)	35.00%
Expected income taxes	2,138,337	815,538
Income tax effect of:
State taxes, net of federal income tax benefit	332,911	113,052
Tax exempt interest, net	(333,886)	(265,610)
Income taxed at lower rates	(61,095)	(23,301)
Other	(31,233)	(204,597)
Total income tax expense	2,045,034	435,082
Deferred tax assets:
Allowance for loan losses	2,393,884	3,109,480
Deferred compensation	176,433	218,716
Accrued expenses		61,219
Purchase accounting adjustments for:
Loans	49,988	60,616
Securities	162,889	195,896
Time deposits		1,198
Deferred fees and costs		18,388
OREO writedowns and expenses	316,132
Other	56,188	69,384
Deferred tax assets	3,155,514	3,734,897
Deferred tax liabilities:
Federal Home Loan Bank stock	(304,238)	(658,620)
Core deposit intangible	(215,445)	(325,748)
Mortgage servicing rights	(326,905)	(260,043)
Unrealized gain on securities available for sale	(702,588)	(759,011)
Purchase accounting adjustments for:
Premises and equipment	(301,426)	(305,223)
Federal Home Loan Bank advances	(13,390)	(22,355)
Premises and equipment	(107,979)	(82,631)
Deferred tax liabilities	(1,971,971)	(2,413,631)
Net deferred taxes	$ 1,183,543	$ 1,321,266